Available for Sale Debt Securities (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Available for Sale Debt Securities

The table below summarizes our available for sale debt securities recorded at fair value as of March 31, 2021 and December 31, 2020 (in thousands):

	Cost	Unrealized gains	Fair Value (1)
As of March 31, 2021
Series A Biohaven Preferred Shares	$125,121	$78,779	$203,900
Series B Biohaven Preferred Shares	17,585	5,315	22,900
Series B Forwards	—	22,400	22,400

Total available for sale debt securities	$142,706	$106,494	$249,200

As of December 31, 2020
Series A Biohaven Preferred Shares	$125,121	$89,279	$214,400
Series B Forwards	—	18,600	18,600

Total available for sale debt securities	$125,121	$107,879	$233,000

(1)

As of March 31, 2021, $69.3 million and $134.6 million related to Series A Biohaven Preferred Shares are recorded in the current and non-current asset portion of Available for sale debt securities, respectively, on the condensed consolidated balance sheet. As of December 31, 2020, $70.0 million and $144.4 million related to the Series A Preferred Shares were recorded as the current and non-current asset portion of Available for sale debt securities, respectively, on the condensed consolidated balance sheet. As of March 31, 2021 and December 31, 2020, balances related to Series B Biohaven Preferred Shares and Series B Forwards are recorded in the non-current portion of Available for sale debt securities on the condensed consolidated balance sheets.

A summary of our available for sale debt securities recorded at fair value is shown below as of December 31, 2020 and December 31, 2019 (in thousands):

	Cost	Unrealized gains	Fair Value (1)
As of December 31, 2020
Series A Biohaven Preferred Shares	$125,121	$89,279	$214,400

Total available for sale debt securities	$125,121	$89,279	$214,400

As of December 31, 2019
Series A Biohaven Preferred Shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280

(1)

As of December 31, 2020, $70.0 million and $144.4 million are recorded as the current and non-current asset portion of Available for sale debt securities, respectively, in the consolidated balance sheet. As of December 31, 2019, the entire balance of the Series A Biohaven Preferred Shares was recorded as a non-current asset.